Convertible debt (Tables)	6 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of convertible debt

Note Description	Face Value	Conversion Rate
Series A – 1st Closing – September 23, 2025	$11,000,000	The lessor of $4,654 or 95% of the lowest daily VWAP during the ten (10) Trading Days immediately preceding the Conversion Date or other date of determination
Series A – 2nd Closing – October 8, 2025	4,000,000	The lessor of $3,036 or 95% of the lowest daily VWAP during the ten (10) Trading Days immediately preceding the Conversion Date or other date of determination
Series C – November 7, 2025	50,000,000	The lessor of $913 or 95% of the lowest daily VWAP during the ten (10) Trading Days immediately preceding the Conversion Date or other date of determination
Total	$65,000,000	-